CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 261,970	$ 408,432
Short-term bank deposits	7,343
Marketable securities	1,043,149	758,382
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 18,546 and $ 20,856 at December 31, 2014 and 2013, respectively)	366,700	379,648
Prepaid expenses and other current assets	68,673	53,856
Total current assets	1,747,835	1,600,318
LONG-TERM ASSETS:
Marketable securities	2,370,471	2,463,110
Property and equipment, net	41,549	37,991
Severance pay fund	5,491	6,488
Deferred tax asset, net	14,368	13,557
Other intangible assets, net	14,085	16,191
Goodwill	727,875	727,875
Other assets	27,144	20,907
Total long-term assets	3,200,983	3,286,119
Total assets	4,948,818	4,886,437
CURRENT LIABILITIES:
Trade payables	12,586	10,707
Employees and payroll accruals	117,807	113,350
Deferred revenues	651,281	586,696
Accrued expenses and other liabilities	151,161	272,045
Total current liabilities	932,835	982,798
LONG-TERM LIABILITIES:
Deferred revenues	132,732	84,927
Income tax accrual	235,705	205,420
Deferred tax liability, net	504	308
Accrued severance pay	9,483	10,887
Total long-term liabilities	378,424	301,542
Total liabilities	1,311,259	1,284,340
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2014 and 2013; no shares issued and outstanding at December 31, 2014 and 2013
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2014 and 2013; 261,223,970 shares issued at December 31, 2014 and 2013; 183,790,953 and 192,262,757 shares outstanding at December 31, 2014 and 2013, respectively	774	774
Additional paid-in capital	859,124	774,917
Treasury shares at cost - 77,433,017 and 68,961,213 ordinary shares at December 31, 2014 and 2013, respectively	(3,126,685)	(2,421,278)
Accumulated other comprehensive income (loss)	(1,070)	1,839
Retained earnings	5,905,416	5,245,845
Total shareholders' equity	3,637,559	3,602,097
Total liabilities and shareholders' equity	$ 4,948,818	$ 4,886,437